DEBT	12 Months Ended
Dec. 31, 2017
Debt

NOTE 8 —DEBT:

Debt consists of the following:

	December 31,	December 31,
	2017	2016
2017 Term Loan Facility, due 2022, net of unamortized discount
and deferred costs of $23,074	$523,489	$-
2017 Revolver Facility, net of unamortized deferred costs of $552	29,448	-
INSW Term Loan Facility, due 2019, net of unamortized discount
and deferred costs of $20,311	-	439,651
	552,937	439,651
Less current portion	(24,063)	(6,183)
Long-term portion	$528,874	$433,468

Capitalized terms used hereafter have the meaning given in these consolidated financial statements or in the respective transaction documents referred to below, including subsequent amendments thereto.

2017 Debt Facilities

On June 22, 2017, INSW, its wholly owned subsidiary, International Seaways Operating Corporation (the “Administrative Borrower” or “ISOC”) and certain of its subsidiaries entered into secured debt facilities with Jefferies Finance LLC and JP Morgan Chase Bank, N.A., as joint lead arrangers, UBS Securities LLC, as joint bookrunner, DNB Markets Inc., Fearnley Securities AS, Pareto Securities Inc. and Skandinaviska Enskilda Banken AB (Publ) as co-managers, and the other lenders party thereto, consisting of (i) a revolving credit facility of $50,000 (the “2017 Revolver Facility”) and (ii) a term loan of $500,000 (the “2017 Term Loan Facility” and together with the 2017 Revolver Facility, the “2017 Debt Facilities”) containing an accordion feature whereby the 2017 Term Loan Facility could be increased up to an additional $50,000 subject to certain conditions. The 2017 Term Loan Facility matures on June 22, 2022, and the 2017 Revolver Facility matures on December 22, 2021. The maturity dates for the 2017 Debt Facilities are subject to acceleration upon the occurrence of certain events (as described in the credit agreement).

The 2017 Debt Facilities are secured by a first lien on substantially all of the assets of the Administrative Borrower and certain of its subsidiaries. On June 22, 2017, the proceeds received from the 2017 Term Loan Facility were used to repay the $458,416 outstanding balance under the INSW Facilities (defined below) and to pay certain expenses related to the refinancing. The remaining proceeds will be used for general corporate purposes, including fleet renewal and growth.

On July 19, 2017, the Company drew down $50,000 under the 2017 Revolver Facility, and on July 24, 2017, the Company entered into an amendment of the 2017 Debt Facilities (the “First Amendment”) to effect the increase of the 2017 Term Loan Facility by $50,000, pursuant to the accordion feature described above. Except as related to such increase, no other terms of the 2017 Debt Facilities were amended. The net proceeds from these two borrowings were used for general corporate purposes, including funding the acquisition of two 2017-built Suezmax tankers as described above in Note 5, “Vessels.” On August 18, 2017, the outstanding balance under the 2017 Revolver Facility was repaid in full using cash on hand and proceeds of the sale of the 2001-built MR described in Note 5, “Vessels,” above.

On November 6, 2017, the Company drew down $30,000 under the 2017 Revolver Facility in order to partially fund the acquisition of a 2010-built VLCC tanker as described above in Note 5, “Vessels.”

Interest on the 2017 Debt Facilities is calculated, at the Administrative Borrower’s option, based upon (i) an alternate base rate (“ABR”) plus the applicable margin or (ii) Adjusted LIBOR plus the applicable margin. ABR is defined as the highest of (i) the Base Rate (i.e., the prime rate published in The Wall Street Journal), (ii) the Federal Funds Effective Rate plus 0.50%, (iii) the one-month Adjusted LIBOR Rate plus 1.00% and (iv) 2.00% per annum. The applicable margins and floor interest rates for each facility are as follows:

Facility	2017 Term Loan Facility		2017 Revolver Facility
Rate	ABR	LIBOR	ABR	LIBOR
Floor	2.00%	1.00%	2.00%	1.00%
Applicable Margin	4.50%	5.50%	2.50%	3.50%

The 2017 Term Loan Facility amortizes in quarterly installments equal to 0.625% of the original principal amount of the loan for the first four quarterly installments and equal to 1.25% of the original principal amount of the loan for all quarterly installments thereafter. The 2017 Term Loan Facility is subject to additional mandatory annual prepayments in an aggregate principal amount of 50% of Excess Cash Flow, as defined in the credit agreement.

Management determined that it had no Excess Cash Flow under the 2017 Term Loan Facility for the nine months ended December 31, 2017. Accordingly, there is currently no mandatory prepayment expected during the first quarter of 2018.

As set forth in the 2017 Debt Facilities credit agreement, the 2017 Debt Facilities contain certain restrictions relating to new borrowings and INSW’s ability to receive cash dividends, loans or advances from ISOC and its subsidiaries that are Restricted Subsidiaries. As of December 31, 2017, permitted cash dividends that can be distributed to INSW by ISOC under the 2017 Term Loan Facility was $15,000.

The 2017 Debt Facilities have covenants to maintain the aggregate Fair Market Value (as defined in the credit agreement) of the Collateral Vessels at greater than or equal to $300,000 at the end of each fiscal quarter and to ensure that at any time, the outstanding principal amounts of the 2017 Debt Facilities and certain other secured indebtedness permitted under credit agreement minus the amount of unrestricted cash and cash equivalents does not exceed 65% of the aggregate Fair Market Value of the Collateral Vessels plus the Fair Market Value of certain joint venture equity interests. The Company had substantial headroom under this covenant as of December 31, 2017, with an estimated ratio of 41%.

As of December 31, 2017, the aggregate annual principal payments required to be made on the 2017 Term Loan Facility are as follows:

Year	Amount
2018	$24,063
2019	27,500
2020	27,500
2021	27,500
2022	440,000
Aggregate principal payments required	$546,563

INSW Facilities

On June 22, 2017, the agreements governing the INSW Facilities — a secured term loan facility in the aggregate amount of $628,375 (the “INSW Term Loan”) and a secured revolving loan facility of up to $50,000 (the “INSW Revolver Facility”), dated as of August 5, 2014, as amended by that certain First Amendment, dated as of June 3, 2015, that certain Second Amendment, dated as of July 18, 2016, that certain Third Amendment, dated as of September 20, 2016 and that certain Fourth Amendment, dated as of November 30, 2016, among INSW, OIN Delaware LLC (the sole member of which is INSW), certain INSW subsidiaries, Jefferies Finance LLC, as administrative agent, and other lenders party thereto, were terminated in accordance with their terms.

Interest Expense

The following table summarizes interest expense, including amortization of issuance and deferred financing costs (for additional information related to deferred financing costs see Note 2, “Significant Accounting Policies”), commitment, administrative and other fees, recognized during the years ended December 31, 2017, 2016 and 2015 with respect to the Company’s debt facilities:

Debt facility	2017	2016	2015
2017 Term Loan Facility, due 2022	$22,546	$-	$-
2017 Revolver Facility, due 2021	495	-	-
INSW Facilities, due 2019	16,743	38,442	42,688
Total debt related interest expense	$39,784	$38,442	$42,688

The following table summarizes interest paid, excluding deferred financing fees paid, and capitalized interest, during the years ended December 31, 2017, 2016 and 2015 with respect to the Company’s debt facilities:

Debt facility	2017	2016	2015
2017 Term Loan Facility, due 2022	$16,319	$-	$-
2017 Revolver Facility, due 2021	316	-	-
INSW Facilities, due 2019	16,732	33,039	36,368
Total debt related interest expense paid	$33,367	$33,039	$36,368

Debt Modifications, Repurchases and Extinguishments

During the year ended December 31, 2017, the Company incurred issuance costs aggregating $24,307 in connection with the 2017 Debt Facilities. Issuance costs paid to all lenders and third-party fees associated with lenders of the 2017 Debt Facilities who had not participated in the INSW Facilities aggregating $15,067 were capitalized as deferred finance charges. (See Note 2, “Significant Accounting Policies,” for additional information relating to deferred financing charges). Third party fees associated with the First Amendment and with lenders of the 2017 Debt Facilities who had participated in the INSW Facilities aggregating $9,240, for the year ended December 31, 2017 were expensed and included in third-party debt modification fees in the consolidated statement of operations. In addition, an aggregate net loss of $7,020 for the year ended December 31, 2017 realized on the modification of the Company’s debt facilities, is included in other income/(expense) in the consolidated statement of operations. The net loss reflects a write-off of unamortized original issue discount and deferred financing costs associated with the INSW Facilities, which were treated as partial extinguishments. Issuance costs incurred with respect to the 2017 Debt Facilities have been treated as a reduction of debt proceeds. During the year ended December 31, 2016, the Company paid deferred financing fees of $8,273 in connection with amendments to the INSW Facilities. Such fees were capitalized as deferred finance charges.

During the year ended December 31, 2016, INSW made repurchases of the INSW Term Loan in the open market of $68,922 and mandatory principal prepayments of $83,832. The aggregate net losses of $1,342 realized on these transactions for the year ended December 31, 2016, is included in other income/(expense) in the consolidated statement of operations. The net loss reflects a $5,097 write-off of unamortized original issue discount and deferred financing costs associated with the principal reductions which were treated as partial extinguishments and a $3,755 discount on repurchase of debt for the year ended December 31, 2016. Third party legal and consulting fees (aggregating $225) incurred by INSW in relation to the open market repurchases are included in general and administrative expenses in consolidated statement of operations for the year ended December 31, 2016.

Parent Company [Member]
Debt

NOTE B— DEBT:

Debt consists of the following:

As of December 31,	2017	2016
INSW term loan, due 2019, net of unamortized discount and deferred finance costs of $20,311	$-	$439,651
Less current portion	-	(6,183)
Long-term debt	$-	$433,468

On June 22, 2017, the agreements governing the INSW Facilities — a secured term loan facility in the aggregate amount of $628,375 (the “INSW Term Loan”) and a secured revolving loan facility of up to $50,000 (the “INSW Revolver Facility”), dated as of August 5, 2014, as amended by that certain First Amendment, dated as of June 3, 2015, that certain Second Amendment, dated as of July 18, 2016, that certain Third Amendment, dated as of September 20, 2016 and that certain Fourth Amendment, dated as of November 30, 2016, among INSW, OIN Delaware LLC (the sole member of which is INSW), certain INSW subsidiaries, Jefferies Finance LLC, as administrative agent, and other lenders party thereto, were terminated in accordance with their terms. Proceeds received from debt facilities entered into by ISOC and certain of its subsidiaries (the “2017 Debt Facilities”) were used to repay the $458,416 outstanding balance under the INSW Facilities on June 22, 2017.

An aggregate net loss of $7,020 for the year ended December 31, 2017 realized on the modification of the Company’s debt facilities, is included in other income/(expense) in the condensed statement of operations and comprehensive income/(loss). The net loss reflects a write-off of unamortized original issue discount and deferred financing costs associated with the INSW Facilities, which were treated as partial extinguishments. The remaining balance of unamortized deferred financing costs were concurrently transferred to ISOC.

During the year ended December 31, 2016, the Company paid deferred financing fees of $8,273 in connection with amendments to the INSW Facilities. Such fees were capitalized as deferred finance charges.

During the year ended December 31, 2016, the Company made repurchases of the INSW Term Loan in the open market of $68,922 and mandatory principal prepayments of $83,832. The aggregate net losses of $1,342 realized on these transactions for the year ended December 31, 2016, is included in other income/(expense) in the condensed statement of operations and comprehensive income/(loss). The net loss for the year ended December 31, 2016 reflects a $5,097 write-off of unamortized original issue discount and deferred financing costs associated with the principal reductions which were treated as partial extinguishments and a $3,755 discount on repurchase of debt. Third party legal and consulting fees (aggregating $225) incurred by the Company in relation to the open market repurchases are included in general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2016.

See Note 8, “Debt,” to the Company’s consolidated financial statements set forth in Item 8, “Financial Statements and Supplementary Data,” for information with respect to debt.